SCHEDULE I (BALANCE SHEET) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Amount due from subsidiaries	$ 18,188,948	$ 88,047,478
Advance to suppliers	28,932,915	5,882,359
Total current assets	269,072,002	458,216,933
Property, plant and equipment, net	202,625,663	226,799,680
Total assets	577,885,097	720,891,869
Current liabilities:
Total current liabilities	645,582,909	511,528,715
Total liabilities	760,272,687	821,382,964
Equity (deficit):
Ordinary shares (par value $0.0001; 463,247,600 shares authorized, 267,287,253 shares issued and outstanding as of December 31, 2014 and 2015)	24,070	24,070
Additional paid-in capital	185,367,042	185,367,042
Treasury shares (at par value of $0.0001)	2,659	2,659
Accumulated deficit	(401,789,812)	(321,292,516)
Accumulated other comprehensive income	33,410,242	35,908,829
Total (deficit)	(182,985,799)	(99,989,916)
TOTAL LIABILITIES AND (DEFICIT)	577,885,097	720,891,869
Parent Company [Member]
Current assets:
Cash	37,918	115,557
Amount due from subsidiaries	78,927,553	79,521,658
Advance to suppliers	90,667	0
Other receivables	68,236	68,235
Total current assets	79,124,374	79,705,450
Investments in subsidiaries	(262,094,552)	(179,395,255)
Property, plant and equipment, net	2,008	2,698
Total assets	(182,968,170)	(99,687,107)
Current liabilities:
Other liabilities	17,629	302,809
Total current liabilities	17,629	302,809
Total liabilities	17,629	302,809
Equity (deficit):
Ordinary shares (par value $0.0001; 463,247,600 shares authorized, 267,287,253 shares issued and outstanding as of December 31, 2014 and 2015)	24,070	24,070
Additional paid-in capital	185,367,042	185,367,042
Treasury shares (at par value of $0.0001)	2,659	2,659
Accumulated deficit	(399,090,473)	(321,691,379)
Accumulated other comprehensive income	30,710,903	36,307,692
Total (deficit)	(182,985,799)	(99,989,916)
TOTAL LIABILITIES AND (DEFICIT)	$ (182,968,170)	$ (99,687,107)